RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue	$ 258.7	$ 223.0
Purchases	6.0	4.6
Other income	$ 0.6	$ 1.2